financial instruments - Liquidity risk (Details) - CAD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Liquidity risk
Equity securities that may be offered pursuant to a shelf prospectus	$ 3,500	$ 3,500
Total	55,569	45,418
Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	3,297	3,645
Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities	1,001	1,022
Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	47,634	37,952
Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	3,839	3,577
Composite long-term debt
Liquidity risk
Total	51,236
Other Derivative
Liquidity risk
Contractual maturities, derivative liabilities	31
First year
Liquidity risk
Total	6,915	7,643
First year | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	2,744	3,228
First year | Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities	20	40
First year | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	3,646	3,629
First year | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	450	837
First year | Other Derivative
Liquidity risk
Contractual maturities, derivative liabilities	3
2 years hence
Liquidity risk
Total	4,015	3,490
2 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	376	233
2 years hence | Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities	41	40
2 years hence | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	2,823	2,544
2 years hence | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	788	700
2 years hence | Other Derivative
Liquidity risk
Contractual maturities, derivative liabilities	6
3 years hence
Liquidity risk
Total	4,476	4,124
3 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	100	103
3 years hence | Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities	940	942
3 years hence | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	2,836	2,677
3 years hence | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	658	550
3 years hence | Other Derivative
Liquidity risk
Contractual maturities, derivative liabilities	4
4 years hence
Liquidity risk
Total	4,966	4,615
4 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	61	64
4 years hence | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	4,437	4,234
4 years hence | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	443	349
4 years hence | Other Derivative
Liquidity risk
Contractual maturities, derivative liabilities	2
5 years hence
Liquidity risk
Total	2,709	2,389
5 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	8	8
5 years hence | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	2,388	2,141
5 years hence | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	325	249
5 years hence | Other Derivative
Liquidity risk
Contractual maturities, derivative liabilities	2
5 years hence to 10 years
Liquidity risk
Total	12,605	11,127
5 years hence to 10 years | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	8	9
5 years hence to 10 years | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	12,069	10,825
5 years hence to 10 years | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	634	484
5 years hence to 10 years | Other Derivative
Liquidity risk
Contractual maturities, derivative liabilities	14
Thereafter
Liquidity risk
Total	19,883	12,030
Thereafter | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	19,435	11,902
Thereafter | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	541	408
Currency risk related to long-term debt | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(10,997)	(9,198)
Amounts to be exchanged, Pay	10,760	8,442
Currency risk related to long-term debt | Composite long-term debt
Liquidity risk
Total	51,236	40,773
Currency risk related to long-term debt | First year | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(1,622)	(1,670)
Amounts to be exchanged, Pay	1,674	1,601
Currency risk related to long-term debt | 2 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(341)	(234)
Amounts to be exchanged, Pay	318	207
Currency risk related to long-term debt | 3 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(1,827)	(1,802)
Amounts to be exchanged, Pay	1,765	1,654
Currency risk related to long-term debt | 4 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(705)	(617)
Amounts to be exchanged, Pay	728	585
Currency risk related to long-term debt | 5 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(238)	(125)
Amounts to be exchanged, Pay	224	116
Currency risk related to long-term debt | 5 years hence to 10 years | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(3,017)	(1,808)
Amounts to be exchanged, Pay	2,897	1,617
Currency risk related to long-term debt | Thereafter | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(3,247)	(2,942)
Amounts to be exchanged, Pay	3,154	2,662
Currency risk related to foreign currency transactions | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(1,443)	(707)
Amounts to be exchanged, Pay	1,447	685
Currency risk related to foreign currency transactions | First year | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(1,116)	(707)
Amounts to be exchanged, Pay	1,116	$ 685
Currency risk related to foreign currency transactions | 2 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(327)
Amounts to be exchanged, Pay	$ 331